Risks Arising from Financial Instruments - Summary of Estimated Impact on Changes in the Price of Commodities (Detail) - Commodity price risk [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Aluminum swap [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices in %3	21.78%	22.16%
Pre-tax impact on equity Price Increases	$ 312	$ 370
Prices decrease	$ (312)	$ (370)
Exchange traded sugar futures [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices in %3	29.73%	29.60%
Pre-tax impact on equity Price Increases	$ 16	$ 18
Prices decrease	$ (16)	$ (18)
Exchange traded wheat futures [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices in %3	30.30%	29.31%
Pre-tax impact on equity Price Increases	$ 6	$ 124
Prices decrease	$ (6)	$ (124)
Natural gas and energy derivatives [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices in %3	25.86%	23.83%
Pre-tax impact on equity Price Increases	$ 66	$ 74
Prices decrease	$ (66)	$ (74)
Rice swaps [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices in %3	22.64%	22.08%
Pre-tax impact on equity Price Increases	$ 47	$ 43
Prices decrease	$ (47)	$ (43)
Corn swaps [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices in %3	21.74%	23.85%
Pre-tax impact on equity Price Increases	$ 42	$ 47
Prices decrease	$ (42)	$ (47)
Plastic derivatives [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices in %3	24.03%	20.54%
Pre-tax impact on equity Price Increases	$ 14	$ 17
Prices decrease	$ (14)	$ (17)